Subsequent Events (Details Narrative)	3 Months Ended	1 Months Ended
	Mar. 31, 2013	Jan. 31, 2013 Subsequent Event
Subsequent Event [Line Items]
Warrants, granted		100,000
Warrants, exercise price		2.25
Warrants, vesting terms		The warrants are subject to conditional vesting schedule in one-fourth (quarterly) increments, subject to the Company's sole discretion.
Warrants, expiration period		Jan. 01, 2018
Subsequent event, date	Apr. 30, 2013
Subsequent event, description	The Company filed an S-1 registration statement with the U.S. Securities and Exchange Commission covering 12.4 million shares of its common stock. The Company has also filed two S-8 registration statements covering, in total, 1.4 million additional shares of its common stock.